UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23585

VELA FUNDS

(Exact name of registrant as specified in charter)

220 Market Street, Suite 208

New Albany, OH 43054

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

With copy to: Kevin Teng, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Registrant’s telephone number, including area code:	614-653-8352

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth

Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Annual Report

September 30, 2021

VELA Small Cap Fund

Class A (VESAX)

Class I (VESMX)

VELA Large Cap Plus Fund

(formerly known as the VELA Large Cap 130/30 Fund)

Class A (VELAX)

Class I (VELIX)

VELA International Fund

Class A (VEILX)

Class I (VEITX)

Management’s Discussion of Fund Performance (Unaudited)

Market Review

For the fiscal year ended September 30, 2021, financial markets have been strong, both in the US and overseas. In the US, the S&P SmallCap 600 Index had a total return of 57.64%, and the S&P 500 Index provided a 30.00% total return. The MSCI World ex USA Index total return was 26.50%.

Globally, economic recovery from the pandemic-induced shutdowns has been accompanied by inflationary pressures, yet the financial markets remained at elevated levels. Stocks of companies in cyclical industries such as energy and banking have been among the leaders. Our investment approach centered on valuing businesses served us well this past year, and we expect that to be the case over the long term.

VELA Small Cap Fund

Annual Returns Discussion

The VELA Small Cap Fund Class I Shares returned 55.39% for the fiscal year ended September 30, 2021, vs. 57.64% for the Fund’s primary benchmark, the S&P SmallCap 600 Index, and 47.68% for the Russell 2000.

Foundational to our discipline is investing with a margin of safety, and we still think the Fund’s holdings in several cyclical sectors–specifically energy, industrials, and financials–provide the largest discounts to our estimates of intrinsic value. Companies in these sectors represented four of the five top contributors within the Fund for the fiscal year, led by Texas Pacific Land Corporation (TPL), Bonanza Creek Energy, Inc. (BCEI), Devon Energy Corporation (DVN), and regional bank Live Oak Bancshares, Inc. (LOB). Other top contributors to Fund performance included Kirby Corporation (KEX), a company that holds a dominant position in the inland tank barge industry and earns significantly higher margins than its peers due to its scale and balance sheet. Bottom performers during the fiscal year included nuclear propulsion system supplier BWX Technologies, Inc. (BWXT), computer networking company Netgear (NTGR), fast casual brand Shake Shack (SHAK), natural and organic grocer Sprouts Farmers Markets, Inc (SFM), and discount store Ollie’s Bargain Outlet Holdings, Inc. (OLLI).

Portfolio Changes

Our sell and buy decisions are informed by our continuous assessment of fundamental business trends and stock prices relative to our investment theses and estimates of intrinsic value. During the fiscal year, the Fund exited six positions due to thesis drift and/or price extension relative to our estimates of intrinsic value. We initiated positions in several new holdings that met our investment criteria for the Fund, including nuclear propulsion system supplier BWX Technologies (BWXT), rail car manufacturer Greenbriar Companies (GBX), distilled spirits company MGP Ingredients, Inc. (MGPI), natural and organic grocer Sprouts Farmer’s Market (SFM), fast casual brand Shake Shack (SHAK), and quick service restaurant Wendy’s (WEN). These additions span multiple industries with varied growth potential and factors creating the divergence between price and our estimate of intrinsic value. With average cash at 10% for the fiscal year, we maintained the flexibility to respond to meaningful dislocations between price and value.

Management’s Discussion of Fund Performance (Unaudited)

(continued)

We implemented one significant change from a management perspective—in April 2021, we welcomed Brian Hilderbrand, CFA, to our management team as a Co-Portfolio Manager on the Fund.

VELA Large Cap Plus Fund

Annual Returns Discussion

The VELA Large Cap Plus Fund Class I Shares returned 37.46% for the fiscal year ended September 30, 2021, vs. 30.00% for the Fund’s primary benchmark, the S&P 500 Index.

An overweight position in Financials was the primary driver of performance during the fiscal year as the sector benefitted from the broader macroeconomic recovery. Within Financials, early-stage technology and healthcare-focused bank SVB Financial Group (SIVB) was a standout given strong demand in the equity markets for innovation-based companies. Insurers American International Group (AIG) and MetLife (MET) also outperformed on a combination of portfolio streamlining efforts and the steepening of the yield curve. Freeport-McMoran (FCX), a gold and copper miner, more than doubled due to increased secular demand for copper for applications such as electric vehicles coupled with constrained global supply. Alphabet Inc. (GOOGL) was the final outperformer as it shrugged off concerns around slowing ad revenue growth and antitrust scrutiny.

Top detractors to Fund performance were predominantly short positions, including Morgan Stanley (MS), Albemarle Corporation (ALB), Invesco QQQ Trust (QQQ), and iShares Russell 1000 Growth ETF (IWF). When viewed in isolation, the short positions were headwinds to performance, but it was generally the case that long position counterparts outperformed the short positions (e.g. SIVB, AIG and MET all outperformed MS) creating a positive overall spread. The only long position within the top five detractors was Zynga (ZNGA), a mobile gaming developer. Zynga sold off after Apple’s recent privacy restrictions forced the company to reconfigure its ad spend. Additionally, re-openings resulted in lower levels of new user growth. It is likely that both impacts are relatively temporary.

VELA International Fund

Annual Returns Discussion

The VELA International Fund Class I Shares returned 23.60% for the fiscal year ended September 30, 2021, vs. 26.50% for the Fund’s primary benchmark, the MSCI World ex USA Index.

Top contributors within the Fund during the fiscal year included European financial services companies ING Groep NV (BZ5739) and KBC Group NV (449774), UK communications & advertising company WPP PLC (B8KF9B), Swiss luxury consumer brand Compagnie Financiere Richemont SA (BCRWZ1), and French energy super major TotalEnergies SE (B15C55). Bottom performers during the fiscal year included Hong-Kong based auto-parts manufacturing company Johnson Electric Holdings (BP4JH1), Chinese meat processor WH Group (BLLHKZ), Australian based gold mining company OceanaGold Corporation (OCANF), German lubricant manufacturer Fuchs Petrolub (BNHRG7), and Dutch medical equipment company Koninklijke Philips (598662).

Management’s Discussion of Fund Performance (Unaudited)

(continued)

Portfolio Changes

During the fiscal year, we identified new investment opportunities and added positions to the Fund, including Canadian grocer Empire Co., Ltd., Hong-Kong electric vehicle/hybrid auto parts supplier Johnson Electric, Canadian Suncor Energy, Telekom Austria, personal care products manufacturer Kimberly Clark de Mexico, and Mexican tortilla and corn flour manufacturer Gruma SAB. We exited one position, Ebara, a Japanese industrial that met our estimate of intrinsic value, and offset its gain by trimming various positions with losses to maximize tax efficiency. At the end of the fiscal year, the Fund had a total of 46 holdings, up from 41 at the end of the first fiscal quarter. We consider this to be a more normalized rate of turnover.

Average cash weight was close to 19% in the first quarter and decreased to half that amount by the second quarter as we continued to build out initial positions, with the final quarter averaging 8% and ending the fiscal year around 6%. The Fund continued to hold strong positions in industrials and materials sectors, with some addition to communications via Telekom Austria, the incumbent telecommunications player in its market. One notable change was the continued addition to the emerging market position, near 10%, which we consider an area of continued interest given its attractive valuations.

Important Information:

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling 833-399-1001.

A complete list of portfolio holdings can be found at www.velafunds.com.

You cannot invest directly in an index.

The S&P SmallCap 600 Index is a stock market index established by Standard & Poor’s. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.

The S&P 500 Index is a composite of 500 of the largest companies in the United States. The S&P 500 Index is unmanaged and does not represent the performance of any particular investment.

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the United States.

The Russell 2000 Index is a small-cap stock market index of the smallest 2000 stocks in the Russell 3000 Index.

VELA Small Cap Fund

Investment Results (Unaudited)

Total Returns as of September 30, 2021(a)

VELA Small Cap Fund	One Year
Class A Shares
Without Load	54.95%
With Load	47.15%
Class I Shares	55.39%
S&P SmallCap 600 Index(b)	57.64%

Expense Ratios(c)
Class A	Class I
Shares	Shares
1.45%	1.20%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Small Cap Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(b)	The S&P SmallCap 600 Index is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalization. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown reflect information from the Fund’s prospectus dated September 28, 2020. Additional information pertaining to the expense ratios as of September 30, 2021 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA Small Cap Fund

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the

VELA Small Cap Fund - Class I Shares and the S&P SmallCap 600 Index.

The chart above assumes an initial investment of $10,000 made on September 30, 2020 (commencement of operations) and held through September 30, 2021. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment returns and principal values will fluctuate so that your shares, when redeemed may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 833-399-1001. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA Large Cap Plus Fund

Investment Results (Unaudited) (continued)

Total Returns as of September 30, 2021(a)

VELA Large Cap Plus Fund	One Year
Class A Shares
Without Load	37.13%
With Load	30.23%
Class I Shares	37.46%
S&P 500 Index(b)	30.00%

Expense Ratios(c)
Class A	Class I
Shares	Shares
1.45%	1.20%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Large Cap Plus Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(b)	The S&P 500 Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown reflect information from the Fund’s prospectus dated September 28, 2020. Additional information pertaining to the expense ratios as of September 30, 2021 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA Large Cap Plus Fund

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the

VELA Large Cap Plus Fund - Class I Shares and the S&P 500 Index

The chart above assumes an initial investment of $10,000 made on September 30, 2020 (commencement of operations) and held through September 30, 2021. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment returns and principal values will fluctuate so that your shares, when redeemed may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 833-399-1001. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA International Fund

Investment Results (Unaudited) (continued)

Total Returns as of September 30, 2021(a)

VELA International Fund	One Year
Class A Shares
Without Load	23.10%
With Load	16.90%
Class I Shares	23.60%
MSCI World ex USA Index(b)	26.50%

Expense Ratios(c)
Class A	Class I
Shares	Shares
1.45%	1.20%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA International Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(b)	The MSCI World ex USA Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown reflect information from the Fund’s prospectus dated September 28, 2020. Additional information pertaining to the expense ratios as of September 30, 2021 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA International Fund

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the

VELA International Fund - Class I Shares and the MSCI World ex USA Index.

The chart above assumes an initial investment of $10,000 made on September 30, 2020 (commencement of operations) and held through September 30, 2021. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Investment returns and principal values will fluctuate so that your shares, when redeemed may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 833-399-1001. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA Funds

Sector Holdings (Unaudited)

VELA Small Cap Fund

Sector Allocation(a)
Consumer Discretionary	14.57%
Consumer Staples	8.84%
Energy	10.58%
Financials	23.82%
Health Care	7.09%
Industrials	18.57%
Materials	3.55%
Technology	0.51%
Utilities	1.76%
Money Market Funds	28.53%
Written Options	-0.23%
Liabilities in Excess of Other Assets	-17.59%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Small Cap Fund is to provide long-term capital appreciation.

VELA Large Cap Plus Fund

Sector Allocation(a)	Long	Short	Gross	Net
Communications	9.28%	-0.48%	9.76%	8.80%
Consumer Discretionary	12.45%	-2.20%	14.65%	10.25%
Consumer Staples	8.48%	-0.40%	8.88%	8.08%
Energy	7.06%	0.00%	7.06%	7.06%
Financials	20.20%	-1.00%	21.20%	19.20%
Health Care	17.40%	-0.37%	17.77%	17.03%
Industrials	8.18%	-1.22%	9.40%	6.96%
Materials	2.84%	-0.52%	3.36%	2.32%
Technology	19.98%	-1.58%	21.56%	18.40%
Utilities	4.38%	0.00%	4.38%	4.38%
Exchange Traded Funds Other	0.00%	-11.47%	11.47%	-11.47%
Put Options	1.30%	0.00%	1.30%	1.30%
Money Market Funds	7.29%	0.00%	7.29%	7.29%
Written Options	0.00%	-0.14%	0.14%	-0.14%
Other Assets in Excess of Other Liabilities	0.54%	0.00%	0.54%	0.54%
	119.38%	-19.38%	138.76%	100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Large Cap Plus Fund is to provide long-term capital appreciation.

VELA Funds

Sector Holdings (Unaudited) (continued)

VELA International Fund

Sector Allocation(a)
Communications	8.89%
Consumer Discretionary	8.53%
Consumer Staples	15.14%
Energy	5.88%
Financials	8.74%
Health Care	8.00%
Industrials	16.21%
Materials	15.61%
Technology	6.66%
Warrant	0.02%
Money Market Funds	5.76%
Other Assets in Excess of Liabilities	0.56%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA International Fund is to provide long-term capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at www.velafunds.com.

VELA SMALL CAP FUND
Schedule of Investments
September 30, 2021

		Fair
	Shares	Value
Common Stocks — 89.29%
Consumer Discretionary — 14.57%
Graham Holdings Co., Class B	1,755	$1,033,976
Green Brick Partners, Inc.(a)	27,143	556,974
Hanesbrands, Inc.	85,576	1,468,484
Liberty Media Corp. - Liberty Braves - Series C(a)	29,960	791,544
Malibu Boats, Inc., Class A(a)	14,847	1,038,993
Nordstrom, Inc.(a)(b)	18,098	478,692
Polaris Industries, Inc.	3,202	383,151
Scotts Miracle-Gro Co. (The)	5,246	767,805
Shake Shack, Inc., Class A(a)	6,539	513,050
Wendy’s Co. (The)	24,358	528,081
		7,560,750
Consumer Staples — 8.84%
Duckhorn Portfolio Inc. (The)(a)	23,194	530,911
Flowers Foods, Inc.	27,204	642,831
Inter Parfums, Inc.	4,210	314,782
John B. Sanfilippo & Son, Inc.	3,063	250,308
MGP Ingredients, Inc.	11,965	778,921
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,054	485,495
Sanderson Farms, Inc.	2,982	561,212
Sprouts Farmers Market, Inc.(a)	22,117	512,451
US Foods Holding Corp.(a)	14,688	509,086
		4,585,997
Energy — 10.58%
Bonanza Creek Energy, Inc.(b)	40,016	1,916,765
Cimarex Energy Co.	5,449	475,153
Devon Energy Corp.(b)	23,545	836,083
PDC Energy, Inc.	16,399	777,149
RPC, Inc.(a)	58,560	284,602
Texas Pacific Land Corp.	992	1,199,685
		5,489,437
Financials — 23.82%
1st Source Corp.	21,930	1,035,973
Assured Guaranty Ltd.	16,876	789,966
Axis Capital Holdings Ltd.	22,829	1,051,047
Bank OZK	29,994	1,289,142
BankUnited, Inc.	7,896	330,211
BOK Financial Corp.	11,532	1,032,691

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Investments (continued)
September 30, 2021

		Fair
	Shares	Value
Common Stocks — (continued)
Financials — (continued)
Community Trust Bancorp, Inc.	12,372	$520,861
Cullen/Frost Bankers, Inc.	7,636	905,782
Enstar Group, Ltd.(a)	3,312	777,426
Houlihan Lokey, Inc.	2,844	261,932
Live Oak Bancshares, Inc.(b)	27,225	1,732,328
UMB Financial Corp.	10,726	1,037,311
Washington Trust Bancorp, Inc.	30,114	1,595,440
		12,360,110
Health Care — 7.09%
Aurinia Pharmaceuticals, Inc.(a)(b)	26,530	587,109
Envista Holdings Corp.(a)	33,993	1,421,247
Livanova PLC(a)	5,917	468,567
National Healthcare Corp.	14,961	1,046,971
SI-BONE, Inc.(a)	7,236	154,995
		3,678,889
Industrials — 18.57%
Allegiant Travel Co.(a)	2,588	505,902
Applied Industrial Technologies, Inc.	15,849	1,428,470
BWX Technologies, Inc.	14,530	782,586
Chase Corp.	5,014	512,180
Copa Holdings, S.A., Class A(a)	6,432	523,436
Greenbrier Companies, Inc. (The)	36,465	1,567,630
Hub Group, Inc., Class A(a)	29,994	2,062,088
Kirby Corp.(a)	46,925	2,250,524
		9,632,816
Materials — 3.55%
Ashland Global Holdings, Inc.	16,295	1,452,210
Greif, Inc., Class A	6,000	387,600
		1,839,810
Technology — 0.51%
JFrog Ltd(a)	7,840	262,640

Utilities — 1.76%
Southwest Gas Holdings, Inc.	13,631	911,641

TOTAL COMMON STOCKS
(Cost $39,360,828)		46,322,090

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Investments (continued)
September 30, 2021

		Fair
Description	Shares	Value
Money Market Funds — 28.53%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(c)	14,799,837	$14,799,837

TOTAL MONEY MARKET FUNDS
(Cost $14,799,837)		14,799,837

Total Investments — 117.82%
(Cost $54,160,665)		61,121,927
Liabilities in Excess of Other Assets — (17.82)%		(9,243,909)
Net Assets — 100.00%		$51,878,018

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.

ETF – Exchange Traded Funds

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Open Written Option Contracts
September 30, 2021

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Written Call Options (0.23)%
Aurinia Pharmaceuticals, Inc.	(262)	$(579,806)	$35.00	January 2022	$(49,125)
Bonanza Creek Energy, Inc.	(100)	(479,000)	55.00	January 2022	(27,000)
Devon Energy Corp.	(140)	(497,140)	45.00	April 2022	(25,550)
Live Oak Bancshares, Inc.	(100)	(636,300)	80.00	December 2021	(10,000)
Nordstrom, Inc.	(150)	(396,750)	37.50	January 2022	(7,425)
TOTAL WRITTEN CALL OPTIONS
(Premiums Received $105,899)					$(119,100)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments
September 30, 2021

		Fair
	Shares	Value
Common Stocks — 110.25%
Communications — 9.28%
Alphabet, Inc., Class A(a)(b)	294	$786,015
Comcast Corp., Class A(b)	7,675	429,263
Facebook, Inc., Class A(a)(b)	1,296	439,849
T-Mobile US, Inc.(a)(b)	2,986	381,491
Walt Disney Co. (The)(a)(b)	1,843	311,780
		2,348,398
Consumer Discretionary — 12.45%
Aptiv PLC(a)	1,699	253,100
Home Depot, Inc. (The)(b)	1,352	443,808
Live Nation Entertainment, Inc.(a)	3,055	278,402
NVR, Inc.(a)(b)	77	369,144
O’Reilly Automotive, Inc.(a)	680	415,521
Polaris Industries, Inc.	1,911	228,670
Starbucks Corp.	2,792	307,986
TJX Cos., Inc. (The)(b)	7,077	466,940
VF Corp.(b)	5,788	387,738
		3,151,309
Consumer Staples — 8.48%
Dollar General Corp.(b)	2,383	505,530
Kraft Heinz Co. (The)	8,934	328,950
PepsiCo, Inc.(b)	3,331	501,016
Sysco Corp.(b)	4,959	389,282
Tyson Foods, Inc., Class A(b)	5,329	420,670
		2,145,448
Energy — 7.06%
Baker Hughes Co.(b)(c)	30,964	765,740
Pioneer Natural Resources Co.(b)	3,058	509,188
Suncor Energy, Inc.(b)	24,641	511,054
		1,785,982
Financials — 20.20%
American International Group, Inc.(c)	13,620	747,601
Arch Capital Group Ltd.(a)(b)	14,926	569,875
Bank of America Corp.	15,067	639,594
Berkshire Hathaway, Inc., Class B(a)(b)	3,773	1,029,802
Charles Schwab Corp. (The)	3,421	249,186
Goldman Sachs Group, Inc. (The)(b)	1,336	505,048
MetLife, Inc.	9,260	571,620

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments (continued)
September 30, 2021

		Fair
	Shares	Value
Common Stocks — (continued)
Financials — (continued)
SVB Financial Group(a)	536	$346,728
Wells Fargo & Co.	9,729	451,523
		5,110,977
Health Care — 17.40%
Abbott Laboratories(b)	3,719	439,325
AbbVie, Inc.(b)	5,957	642,582
Alnylam Pharmaceuticals, Inc.(a)	2,431	458,997
AstraZeneca PLC - ADR	4,681	281,141
Boston Scientific Corp.(a)(b)	9,925	430,646
Horizon Therapeutics PLC(a)	4,595	503,336
Humana, Inc.(b)	1,557	605,907
Medtronic PLC(b)	4,857	608,825
Vertex Pharmaceuticals, Inc.(a)(b)	2,383	432,252
		4,403,011
Industrials — 8.18%
CSX Corp.(b)	10,455	310,932
Deere & Co.	748	250,633
JB Hunt Transport Services, Inc.	1,750	292,635
Johnson Controls International PLC(b)	8,485	577,659
Northrop Grumman Corp.(b)	1,772	638,185
		2,070,044
Materials — 2.84%
Avery Dennison Corp.(b)	1,544	319,932
Linde PLC	1,356	397,823
		717,755
Technology — 19.98%
Adobe Systems, Inc.(a)(b)	711	409,337
Apple, Inc.(c)	7,214	1,020,781
Cognizant Technology Solutions Corp., Class A	3,630	269,382
Microchip Technology, Inc.	2,741	420,716
Microsoft Corp.(b)	4,270	1,203,798
PayPal Holdings, Inc.(a)(b)	2,399	624,244
S&P Global, Inc.	967	410,869
Texas Instruments, Inc.	1,229	236,226
Visa, Inc., Class A(b)	2,068	460,647
		5,056,000

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments (continued)
September 30, 2021

					Fair
				Shares	Value
Common Stocks — (continued)
Utilities — 4.38%
CenterPoint Energy, Inc.(b)				17,820	$438,372
Exelon Corp.(b)				13,865	670,234
					1,108,606
TOTAL COMMON STOCKS (Cost $22,826,192)					27,897,530

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Put Options Purchased — 1.30%
AbbVie, Inc.	40	$431,480	$105.00	January 2022	$22,100
ARK Innovation ETF	145	1,602,685	110.00	January 2022	137,750
Invesco QQQ Trust, Series 1	80	2,863,680	325.00	June 2022	143,160
Wells Fargo & Co.	125	580,125	42.50	January 2022	25,188
TOTAL PUT OPTIONS PURCHASED (Cost $440,848)					328,198

Money Market Funds — 7.29%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(d)				1,846,018	1,846,018

TOTAL MONEY MARKET FUNDS (Cost $1,846,018)					1,846,018

Total Investments — 118.84%
(Cost $25,113,058)					30,071,746
Liabilities in Excess of Other Assets — (18.84)%					(4,767,289)
Net Assets — 100.00%					$25,304,457

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on September 30, 2021, was $16,978,181.

(c)	All or a portion of the security is held as collateral for written options.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

ADR – American Depositary Receipt

ETF – Exchange Traded Funds

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Open Written Option Contracts
September 30, 2021

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Written Call Options (0.14)%
American International Group, Inc.	(125)	$(686,125)	$65.00	January 2022	$(8,063)
Apple, Inc.	(50)	(707,500)	180.00	January 2022	(2,625)
Baker Hughes Co.	(200)	(494,600)	27.00	January 2022	(24,000)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $39,705)					$(34,688)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Securities Sold Short
September 30, 2021

		Fair
	Shares	Value
Common Stocks – Short — (7.77%)
Communications — (0.48%)
Shopify, Inc., Class A(a)	(89)	$(120,664)

Consumer Discretionary — (2.20%)
Burlington Stores, Inc.(a)	(249)	(70,609)
GameStop Corp., Class A(a)	(501)	(87,910)
PulteGroup, Inc.	(2,726)	(125,178)
Tesla, Inc.(a)	(212)	(164,402)
Texas Roadhouse, Inc.	(1,191)	(108,774)
		(556,873)
Consumer Staples — (0.40%)
Clorox Co. (The)	(610)	(101,022)

Financials — (1.00%)
Coinbase Global, Inc., Class A(a)	(317)	(72,111)
Morgan Stanley	(1,864)	(181,386)
		(253,497)
Health Care — (0.37%)
Moderna, Inc.(a)	(245)	(94,291)

Industrials — (1.22%)
Caterpillar, Inc.	(842)	(161,639)
Illinois Tool Works, Inc.	(711)	(146,914)
		(308,553)
Materials — (0.52%)
Trex Co., Inc.(a)	(1,288)	(131,286)

Technology — (1.58%)
Cerner Corp.	(2,170)	(153,028)
Logitech International S.A.	(1,051)	(92,646)
NVIDIA Corp.	(459)	(95,086)
RingCentral, Inc., Class A(a)	(267)	(58,072)
		(398,832)
TOTAL COMMON STOCKS — SHORT (Proceeds Received $2,106,240)		(1,965,018)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Securities Sold Short (continued)
September 30, 2021

		Fair
	Shares	Value
Exchange-Traded Funds – Short — (11.47%)
ARK Innovation ETF	(1,502)	$(166,016)
Invesco QQQ Trust, Series 1	(1,235)	(442,081)
iShares Russell 1000 ETF	(2,840)	(686,457)
iShares Russell 1000 Growth ETF	(1,782)	(488,339)
iShares Russell 1000 Value ETF	(3,132)	(490,189)
iShares Russell 2000 Value ETF	(1,601)	(256,528)
SPDR S&P 500 ETF Trust	(291)	(124,880)
SPDR S&P Retail ETF	(2,754)	(248,741)
TOTAL EXCHANGE-TRADED FUNDS – SHORT (Proceeds Received $2,994,358)		$(2,903,231)

TOTAL SECURITIES SOLD SHORT — (19.24)%
(Proceeds Received $5,100,598)		$(4,868,249)

(a)	Non-income producing security.

ETF – Exchange Traded Funds

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments
September 30, 2021

		Fair
	Shares	Value
Common Stocks — 93.66%
Australia — 1.56%
Consumer Staples — 1.56%
Treasury Wine Estates Ltd.	48,300	$425,731
Total Australia		425,731

Austria — 4.22%
Communications — 2.42%
Telekom Austria AG	76,500	661,011

Materials — 1.80%
Wienerberger AG	14,700	493,521
Total Austria		1,154,532

Belgium — 5.26%
Financials — 3.20%
KBC Group NV	9,700	874,880

Technology — 2.06%
Barco NV	26,000	564,324
Total Belgium		1,439,204

Canada — 7.92%
Consumer Staples — 0.83%
Empire Co., Ltd., Class A	7,500	228,529

Energy — 2.43%
Suncor Energy, Inc.	32,000	663,680

Industrials — 2.14%
Finning International, Inc.	23,700	584,642

Materials — 2.52%
OceanaGold Corp.(a)	422,000	689,564
Total Canada		2,166,415

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
September 30, 2021

		Fair
	Shares	Value
Common Stocks — (continued)
Denmark — 2.67%
Industrials — 2.67%
FLSmidth & Co. A/S	21,000	$729,962
Total Denmark		729,962

France — 7.72%
Consumer Discretionary — 2.24%
Michelin (CGDE) - B Registered Shares	4,000	613,289

Energy — 3.45%
TOTAL SE	19,700	941,507

Industrials — 2.03%
Rexel SA(a)	28,900	556,782
Total France		2,111,578

Germany — 6.30%
Health Care — 2.80%
Fresenius SE & Co. KGaA	16,000	765,751

Industrials — 1.77%
Duerr AG	11,300	484,651

Materials — 1.73%
Fuchs Petrolub SE	13,000	474,360
Total Germany		1,724,762

Hong Kong — 4.00%
Consumer Staples — 1.82%
WH Group Ltd.	700,000	498,429

Industrials — 0.19%
Johnson Electric Holdings Ltd.	24,000	51,113

Technology — 1.99%
VTech Holdings Ltd.	74,800	543,927
Total Hong Kong		1,093,469

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
September 30, 2021

		Fair
	Shares	Value
Common Stocks — (continued)
Iceland — 0.62%
Industrials — 0.62%
Marel HF	25,000	$170,707
Total Iceland		170,707

Indonesia — 3.29%
Materials — 3.29%
United Tractors Tbk PT	500,000	899,366
Total Indonesia		899,366

Japan — 12.51%
Consumer Discretionary — 2.62%
Honda Motor Co. Ltd.	23,300	716,337

Consumer Staples — 2.06%
Suntory Beverage & Food Ltd.	13,600	563,798

Industrials — 3.28%
Okuma Corp.	9,100	438,400
OSG Corp.	26,900	460,430
		898,830
Materials — 4.55%
Fuji Seal International, Inc.	27,200	586,938
Toray Industries, Inc.	104,000	660,842
		1,247,780
Total Japan		3,426,745

Mexico — 4.34%
Consumer Staples — 4.34%
Gruma SAB de CV	50,000	571,386
Kimberly-Clark de Mexico SAB de CV	375,000	615,727
		1,187,113
Total Mexico		1,187,113

Netherlands — 8.99%
Communications — 1.90%
Koninklijke KPN NV	165,000	519,154

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
September 30, 2021

		Fair
	Shares	Value
Common Stocks — (continued)
Netherlands — (continued)
Financials — 2.95%
ING Groep NV	55,700	$809,698

Health Care — 2.00%
Koninklijke Philips NV	12,300	546,386

Industrials — 2.14%
Boskalis Westminster	19,300	587,447
Total Netherlands		2,462,685

Sweden — 2.59%
Financials — 2.59%
Svenska Handelsbanken AB, Class A	63,300	709,076
Total Sweden		709,076

Switzerland — 8.24%
Consumer Discretionary — 3.67%
Cie Financiere Richemont SA	5,900	611,803
Swatch Group AG (The)	1,500	391,373
		1,003,176
Health Care — 3.20%
Roche Holding AG	2,400	876,041

Industrials — 1.37%
Adecco Group AG	7,500	375,841
Total Switzerland		2,255,058

United Kingdom — 13.43%
Communications — 4.57%
Informa PLC(a)	87,000	639,855
WPP PLC	45,600	610,987
		1,250,842
Consumer Staples — 4.53%
Associated British Foods PLC	26,000	647,272
British American Tobacco PLC	17,000	594,283
		1,241,555

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
September 30, 2021

		Fair
	Shares	Value
Common Stocks — (continued)
United Kingdom — (continued)
Materials — 1.72%
DS Smith PLC	85,000	$469,474

Technology — 2.61%
Serco Group PLC	397,000	715,234
Total United Kingdom		3,677,105

TOTAL COMMON STOCKS
(Cost $22,498,007)		25,633,508

Warrant — 0.02%
Cie Financiere Richemont SA (Switzerland)	11,800	5,572
TOTAL WARRANT
(Cost $—)		5,572

Money Market Funds — 5.76%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(b)	1,577,220	1,577,220

TOTAL MONEY MARKET FUNDS
(Cost $1,577,220)		1,577,220

Total Investments — 99.44%
(Cost $24,075,227)		27,216,300
Other Assets in Excess of Liabilities — 0.56%		152,498
Net Assets — 100.00%		$27,368,798

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Assets and Liabilities

September 30, 2021

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Assets
Investments in securities at fair value (cost $54,160,665, $25,113,058 and $24,075,227)	$61,121,927	$30,071,746	$27,216,300
Cash held at broker for securities sold short	—	528,512	—
Foreign currency (cost $ —, $— and $5,071)	—	—	5,075
Receivable for fund shares sold	121,099	—	—
Receivable for investments sold	223,526	299,803	97,076
Dividends receivable	23,461	11,278	54,713
Tax reclaims receivable	—	—	25,616
Total Assets	61,490,013	30,911,339	27,398,780
Liabilities
Investments in securities sold short, at fair value (proceeds received $—, $5,100,598 and $—)	—	4,868,249	—
Written Options, at fair value (premiums received $105,899, $39,705 and $—)	119,100	34,688	—
Due to custodian	23,537	—	—
Payable for investments purchased	9,435,799	665,390	—
Payable to Adviser	32,590	25,468	29,911
12b-1 fees accrued – Class A	969	63	71
Dividend expense payable on short positions	—	13,024	—
Total Liabilities	9,611,995	5,606,882	29,982
Net Assets	$51,878,018	$25,304,457	$27,368,798
Net Assets consist of:
Paid-in capital	44,879,667	20,086,194	24,140,898
Accumulated earnings	6,998,351	5,218,263	3,227,900
Net Assets	$51,878,018	$25,304,457	$27,368,798
Class A:
Net Assets	$8,519,630	$98,702	$118,933
Shares outstanding (unlimited number of shares authorized, no par value)	549,943	7,206	9,659
Net asset value, offering and redemption price per share	$15.49	$13.70	$12.31
Maximum offering price per share(a)	$16.31	$14.42	$12.96
Class I:
Net Assets	$43,358,388	$25,205,755	$27,249,865
Shares outstanding (unlimited number of shares authorized, no par value)	2,792,719	1,836,329	2,204,149
Net asset value, offering and redemption price per share	$15.53	$13.73	$12.36

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Operations

For the year ended September 30, 2021

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Investment Income
Dividend income	$321,062	$349,013	$596,857
Foreign taxes withheld	—	(2,275)	(65,409)
Total investment income	321,062	346,738	531,448
Expenses
Management fees	273,568	243,006	271,730
12b-1 fees – Class A	1,121	188	205
Interest	—	60	—
Dividend expense on securities sold short	—	134,516	—
Net operating expenses	274,689	377,770	271,935
Net investment income (loss)	46,373	(31,032)	259,513
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	107,795	1,191,028	(5,742)
Securities sold short	—	(1,079,474)	—
Purchased options	(157,254)	(109,843)	—
Written options	64,320	70,708	—
Foreign currency translations	—	(144)	(166,472)
Change in unrealized appreciation (depreciation) on:
Investment securities	6,961,262	5,071,338	3,141,073
Short securities	—	232,349	—
Purchased options	—	(112,650)
Written options	(13,201)	5,017	—
Foreign currency translations	—	6	(472)
Net realized and change in unrealized gain on investment securities, securities sold short, options and foreign currency translations	6,962,922	5,268,335	2,968,387
Net increase in net assets resulting from operations	$7,009,295	$5,237,303	$3,227,900

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
	For the	For the	For the
	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,
	2021	2021	2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$46,373	$(31,032)	$259,513
Net realized gain (loss) on investment securities, securities sold short, options and foreign currency translations	14,861	72,275	(172,214)
Net change in unrealized appreciation of investment securities, securities sold short, options and foreign currency translations	6,948,061	5,196,060	3,140,601
Net increase in net assets resulting from operations	7,009,295	5,237,303	3,227,900
Distributions to Shareholders from Earnings
Class A	(12)	(30)	—
Class I	(10,932)	(19,010)	—
Total distributions	(10,944)	(19,040)	—
Capital Transactions – Class A
Proceeds from shares sold	8,622,601	215,426	948,290
Reinvestment of distributions	12	30	—
Amount paid for shares redeemed	(227,551)	(129,936)	(833,644)
Total – Class A	8,395,062	85,520	114,646
Capital Transactions – Class I
Proceeds from shares sold	36,646,713	23,176,177	26,562,667
Reinvestment of distributions	10,932	19,010	—
Amount paid for shares redeemed	(273,040)	(3,194,513)	(2,536,415)
Total – Class I	36,384,605	20,000,674	24,026,252
Net increase in net assets resulting from capital transactions	44,779,667	20,086,194	24,140,898
Total Increase in Net Assets	51,778,018	25,304,457	27,368,798
Net Assets
Beginning of year	$100,000	$—	$—
End of year	$51,878,018	$25,304,457	$27,368,798

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
	For the	For the	For the
	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,
	2021	2021	2021
Share Transactions – Class A
Shares sold	564,670	17,075	75,784
Shares issued in reinvestment of distributions	1	3	—
Shares redeemed	(14,728)	(9,872)	(66,125)
Total – Class A	549,943	7,206	9,659
Share Transactions – Class I
Shares sold	2,799,092	2,064,705	2,405,698
Shares issued in reinvestment of distributions	871	1,696	—
Shares redeemed	(17,244)	(230,072)	(201,549)
Total – Class I	2,782,719	1,836,329	2,204,149
Net increase in shares outstanding	3,332,662	1,843,535	2,213,808

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statement of Cash Flows

For the Year Ended September 30, 2021

VELA
Large Cap
Plus Fund
Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$5,237,303
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized (gains) losses from investments	(1,191,028)
Net realized losses from securities sold short	1,079,474
Net realized gains from purchased option contracts	109,843
Net realized gains from written option contracts	(70,708)
Net realized losses from foreign currency transactions	144
Purchase of investment securities	(31,835,941)
Purchase of short-term investments, net	(1,846,018)
Proceeds from sales of investment securities	10,200,679
Proceeds from securities sold short	25,608,569
Cover of securities sold short	(21,587,478)
Purchase of options	(584,196)
Proceeds from sales of options	33,505
Premiums received from written options	127,576
Written options cancelled in a closing purchase transaction	(17,170)
Net change in unrealized appreciation/depreciation on investments	(5,071,338)
Net change in unrealized appreciation/depreciation on securities sold short	(232,349)
Net change in unrealized appreciation/depreciation on purchased option contracts	112,650
Net change in unrealized appreciation/depreciation on written option contracts	(5,017)
Net change in unrealized appreciation/depreciation on foreign currency translations	(6)
(Increase) decrease in operating assets:
(Increase) decrease in dividends receivable	(11,278)
(Increase) decrease in receivable for investment securities sold	(299,803)
Increase (decrease) in operating liabilities:
Increase in dividends payable on securities sold short	13,024
Increase (decrease) in payable for investment securities purchased	665,390
Increase in payable to Adviser	25,468
Increase in payable for 12b-1 fees - Class A	63
Net cash used in operating activities	$(19,538,642)

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statement of Cash Flows (continued)

For the Year Ended September 30, 2021

VELA
Large Cap
Plus Fund
Cash Flows from Financing Activities
Proceeds from shares sold	$23,391,603
Amount paid for shares redeemed	(3,324,449)
Net cash used in financing activities	20,067,154
Net change in cash	528,512
Cash, beginning of year	—
Cash, end of year	—
Restricted cash, end of year	528,512
Total cash, end of year	$528,512
Non-cash financing activities consisting of reinvestment of distributions	$19,040

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class A
Financial Highlights

(For a share outstanding during the year)

For the
Year Ended
September 30,
2021
Selected Per Share Data
Net asset value, beginning of year	$10.00
Investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain (loss) on investments	5.51
Total from investment operations	5.49
Less distributions to shareholders from:
Net investment income	— (a)
Total distributions	— (a)
Net asset value, end of year	$15.49
Total Return(b)	54.95%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$8,520
Ratio of expenses to average net assets	1.45%
Ratio of net investment loss to average net assets	(0.34)%
Portfolio turnover rate(c)	18%

(a)	Amount is less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class I

Financial Highlights

(For a share outstanding during the year)

For the
Year Ended
September 30,
2021
Selected Per Share Data
Net asset value, beginning of year	$10.00
Investment operations:
Net investment income	0.03
Net realized and unrealized gain (loss) on investments	5.51
Total from investment operations	5.54
Less distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of year	$15.53
Total Return(a)	55.39%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$43,358
Ratio of expenses to average net assets	1.20%
Ratio of net investment income to average net assets	0.21%
Portfolio turnover rate(b)	18%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A

Financial Highlights

(For a share outstanding during the year)

	For the
	Year Ended
	September 30,
	2021
Selected Per Share Data
Net asset value, beginning of year	$10.00
Investment operations:
Net investment loss	(0.05)
Net realized and unrealized gain (loss) on investments	3.76
Total from investment operations	3.71
Less distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of year	$13.70
Total Return(a)	37.13%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$99
Ratio of expenses to average net assets	2.11	% (c)
Ratio of net investment loss to average net assets	(0.53)%
Portfolio turnover rate(b)	115%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	Includes dividend and interest expense of 0.66% for the year ended September 30, 2021.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I

Financial Highlights

(For a share outstanding during the year)

	For the
	Year Ended
	September 30,
	2021
Selected Per Share Data
Net asset value, beginning of year	$10.00
Investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain (loss) on investments	3.76
Total from investment operations	3.74
Less distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of year	$13.73
Total Return(a)	37.46%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$25,206
Ratio of expenses to average net assets	1.86	% (c)
Ratio of net investment loss to average net assets	(0.15)%
Portfolio turnover rate(b)	115%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	Includes dividend and interest expense of 0.66% for the year ended September 30, 2021.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class A

Financial Highlights

(For a share outstanding during the year)

For the
Year Ended
September 30,
2021
Selected Per Share Data
Net asset value, beginning of year	$10.00
Investment operations:
Net investment income	0.17
Net realized and unrealized gain (loss) on investments	2.14
Total from investment operations	2.31
Net asset value, end of year	$12.31
Total Return(a)	23.10%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$119
Ratio of expenses to average net assets	1.45%
Ratio of net investment income to average net assets	2.01%
Portfolio turnover rate(b)	9%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class I

Financial Highlights

(For a share outstanding during the year)

For the
Year Ended
September 30,
2021
Selected Per Share Data
Net asset value, beginning of year	$10.00
Investment operations:
Net investment income	0.12
Net realized and unrealized gain (loss) on investments	2.24
Total from investment operations	2.36
Net asset value, end of year	$12.36
Total Return(a)	23.60%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$27,250
Ratio of expenses to average net assets	1.20%
Ratio of net investment income to average net assets	1.14%
Portfolio turnover rate(b)	9%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Notes to the Financial Statements

September 30, 2021

1. ORGANIZATION

VELA Funds (the “Trust”) currently offers three series of shares, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap Plus Fund (the “Large Cap Plus Fund”) and VELA International Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”). On September 14, 2020, 10,000 shares of the Small Cap Fund - Class I were issued for cash, at $10.00 per share, to the Adviser. The investment objective of each Fund is long-term capital appreciation.

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are considered investment companies and accordingly follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales — The Large Cap Plus Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. As of September 30, 2021 there was $528,512 cash held at the broker and $16,978,181 of securities held as collateral for securities sold short.

Federal Income Taxes — Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended September 30, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

since commencement of operations, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses — Expenses incurred by the Trust that are not readily identifiable as belonging to a particular fund are allocated to the individual funds by or under the direction of the Board in such manner as the Board determines to be fair and equitable.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations. Income recognized, if any, for foreign tax reclaims is reflected as dividend income in the Statement of Operations and related receivables, if any, are reflected as tax reclaims receivable in the Statement of Assets and Liabilities.

Dividends and Distributions — Each Fund intends to distribute its net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

Organization and Offering Expenses — The Adviser agreed to pay all expenses related to the organization, offering and initial registration of the Funds. Such expenses are not subject to repayment by the Funds to the Adviser.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either not readily available or determined by the Adviser to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASDAQ National Market System is considered an exchange.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Mutual fund investments will be valued at the most recently calculated (current day) NAV. These securities are categorized as Level 1 securities.

Options contracts are typically traded on a securities exchange or board of trade and are valued at the mean between current bid and asked prices, therefore, are categorized as Level 2 securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 – Significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments based on the best information available)

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Small Cap Fund
Common Stocks(a)	$46,322,090	$—	$—	$46,322,090
Money Market Funds	14,799,837	—	—	14,799,837
Total Investments	$61,121,927	$—	$—	$61,121,927

Liabilities
Small Cap Fund
Written Call Options	$—	$(119,100)	$—	$(119,100)
Total Investments	$—	$(119,100)	$—	$(119,100)

Assets
Large Cap Plus Fund
Common Stocks(a)	$27,897,530	$—	$—	$27,897,530
Put Options Purchased	—	328,198	—	328,198
Money Market Funds	1,846,018	—	—	1,846,018
Total Investments	$29,743,548	$328,198	$—	$30,071,746

Liabilities
Large Cap Plus Fund
Common Stocks(a)	$(1,965,018)	$—	$—	$(1,965,018)
Exchange Traded Funds	(2,903,231)	—	—	(2,903,231)
Written Call Options	—	(34,688)	—	(34,688)
Total Investments	$(4,868,249)	$(34,688)	$—	$(4,902,937)

Assets
International Fund
Common Stocks(a)	$3,353,529	$22,279,979	$—	$25,633,508
Warrants	5,572	—	—	5,572
Money Market Funds	1,577,220	—	—	1,577,220
Total Investments	$4,936,321	$22,279,979	$—	$27,216,300

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

4. DERIVATIVE TRANSACTIONS

The Funds may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Funds may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for a Funds’ portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Funds’ unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Funds may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Funds may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions – A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. A Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2021, and the effect of derivative instruments on the Statement of Operations for the fiscal year ended September 30, 2021.

		Location of Derivatives on Statement of Assets and Liabilities
			Liability
	Derivatives	Asset Derivatives	Derivatives	Fair Value
	Equity Price Risk:
Small Cap Fund	Options Written		Written options, at fair value	$119,100
Large Cap Plus Fund	Options Purchased	Investments in securities, at fair value		$328,198
	Options Written		Written options, at fair value	34,688

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

For the fiscal year ended September 30, 2021.

				Change in
				Unrealized
		Location of Gain (Loss)	Realized Gain	Appreciation
		on Derivatives on	(Loss) on	(Depreciation)
	Derivatives	Statement of Operations	Derivatives	on Derivative
	Equity Risk Exposure:	Net realized gain and change in unrealized appreciation (depreciation) on investment securities
Small Cap Fund	Options Purchased		$(157,254)	$—
	Options Written		64,320	(13,201)
Large Cap Plus Fund
	Options Purchased		(109,843)	(112,650)
	Options Written		70,708	5,017

The following summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended September 30, 2021:

		Average
	Derivatives	Market Value
Small Cap Fund	Options Purchased(a)	$187,053
	Options Written(a)	(78,374)
Large Cap Plus Fund	Options Purchased(b)	281,131
	Options written(b)	(33,895)

(a)	Average based on the four months during the year that had activity.

(b)	Average based on the five months during the year that had activity.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser manages each Fund’s investments subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund. The Adviser charges a unitary management fee, which is designed to pay substantially all of the Funds expenses and to compensate the Adviser for providing services to the Funds, of 1.20% of each Fund’s average daily net assets computed and accrued daily and paid monthly. For the fiscal year ended September 30, 2021, the fees charged to the Funds were as follows:

	Unitary Fee	Payable to
	Earned	Adviser
Small Cap Fund	$273,568	$32,590
Large Cap Plus Fund	243,006	25,468
International Fund	271,730	29,911

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, except for brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Funds will also be required to pay all expenses incurred pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Ultimus Fund Solutions, LLC (the “Administrator”) provides administrative, fund accounting, transfer agent and other services to the Funds under a Master Services Agreement with the Trust and the Adviser (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides an individual to serve as the Trusts’ Chief Compliance Officer in accordance with the Compliance Services Consulting Agreement. For the performance of these services, the Adviser pays NLCS an annual fee. Additionally, the Adviser reimburses NLCS for any out-of-pocket expenses incurred for compliance services.

Certain officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Funds’ shares. The Distributor is a wholly-owned subsidiary of the Administrator. Certain trustees and officers are also officers of the Adviser.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act applicable to Class A Shares. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person a fee of 0.25% of the average daily net assets of each Fund’s Class A Shares in connection with the promotion and distribution of each Funds Class A Shares or the provision of personal services to shareholders, including but not limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). For the fiscal year ended September 30, 2021, 12b-1 expenses incurred by the Funds were as follows:

		Payable for
	12b-1 fees	12b-1 fees
Small Cap Fund	$1,121	$969
Large Cap Plus Fund	188	63
International Fund	205	71

There were no sales commissions retained by the Distributor during the fiscal year ended September 30, 2021.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

The Independent Trustees are compensated for their services to the Funds by the Adviser as part of the unitary management fee. Each Independent Trustees was paid $30,000 in fees during the fiscal year ended September 30, 2021. In addition, the Adviser reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

6. INVESTMENT TRANSACTIONS

For the fiscal year ended September 30, 2021, purchases and sales of investment securities, excluding short-term investments were as follows:

				Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Small Cap Fund	$43,374,481	$4,121,448	$—	$—
Large Cap Plus Fund	31,835,941	10,200,807	25,608,569	21,587,478
International Fund	24,479,392	1,975,635	—	—

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At September 30, 2021, Roderick Dillion owned 69.73% of the Small Cap Fund - Class I, 35.76% of the Large Cap Plus Fund - Class I and 29.96% of the International Fund - Class I. As a result, Roderick Dillion may be deemed to control the Fund.

8. FEDERAL TAX INFORMATION

At September 30, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized
	Securities	Appreciation	Depreciation	Appreciation
Small Cap Fund	$54,054,766	$7,369,722	$(421,661)	$6,948,061
Large Cap Plus Fund	20,008,756	5,475,732	(315,679)	5,160,053
International Fund	24,075,227	3,514,988	(373,915)	3,141,073

The tax character of distributions paid for the fiscal year ended September 30, 2021 were as follows:

	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Distributions paid from:
Ordinary income	$10,944	$19,040	$—
Total distributions paid	$10,944	$19,040	$—

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

At September 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Undistributed ordinary income	$50,290	$97,930	$93,041
Undistributed long-term capital gains	—	2,991	—
Accumulated capital and other gains (losses)	—	(42,718)	(5,742)
Unrealized appreciation (depreciation) on investments	6,948,061	5,160,060	3,140,601
Total accumulated earnings	$6,998,351	$5,218,263	$3,227,900

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended September 30, 2021, the Large Cap Plus Fund deferred Qualified Late Year Ordinary losses in the amount of $42,718. The International Fund deferred $5,742 of post-October capital losses.

9. INVESTMENTS IN MONEY MARKET FUNDS

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Funds may at times invest a significant portion of its assets in shares of a money market fund. As of September 30, 2021, the Small Cap Fund had 28.53% of the value of its net assets invested in shares of money market funds registered under the 1940 Act. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds. The financial statements for the money market funds held can be found at www.sec.gov.

10. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote, however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

VELA Funds

Notes to the Financial Statements (continued)

September 30, 2021

11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of VELA Small Cap Fund, VELA Large Cap Plus Fund, VELA International Fund and Board of Trustees of VELA Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open written option contracts, and securities sold short, of VELA Funds, comprising VELA Small Cap Fund, VELA Large Cap Plus Fund, and VELA International Fund (the “Funds”), as of September 30, 2021, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 29, 2021

Summary of Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

Summary of Fund Expenses (Unaudited) (continued)

		Ending
	Beginning	Account	Expenses
	Account	Value,	Paid	Annualized
	Value,	September 30,	During	Expense
	April 1, 2021	2021	Period(a)	Ratio
Small Cap Fund - Class A
Actual	$1,000.00	$ 987.90	$7.22	1.45%
Hypothetical(b)	$1,000.00	$ 1,017.80	$7.33	1.45%
Small Cap Fund - Class I
Actual	$1,000.00	$ 989.80	$5.99	1.20%
Hypothetical(b)	$1,000.00	$ 1,019.05	$6.07	1.20%
Large Cap Plus Fund - Class A
Actual	$1,000.00	$ 1,053.80	$10.75	2.09%
Hypothetical(b)	$1,000.00	$ 1,017.80	$10.55	2.09%
Large Cap Plus Fund - Class I
Actual	$1,000.00	$ 1,055.30	$9.42	1.83%
Hypothetical(b)	$1,000.00	$ 1,019.05	$9.24	1.83%
International Fund - Class A
Actual	$1,000.00	$ 998.40	$7.29	1.45%
Hypothetical(b)	$1,000.00	$ 1,017.78	$7.36	1.45%
International Fund - Class I
Actual	$1,000.00	$ 1,001.60	$6.04	1.20%
Hypothetical(b)	$1,000.00	$ 1,019.04	$6.09	1.20%

(a)	Expense are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Small Cap Fund	100%
Large Cap Plus Fund	100%

Dividends Received Deduction. For the taxable year ended September 30, 2021, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Small Cap Fund	100%
Large Cap Plus Fund	100%

The International Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The foreign source income per share was $0.27 and the foreign tax expense per share was $0.02. Shareholders will receive more detailed information along with their 2021 Form 1099-DIV.

Trustees and Officers (Unaudited)

The following provides information about the Trust’s trustees and officers, including biographical information about their business experience.

Name, Address(1), and Year of Birth	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Lawrence Funderburke 1970	Trustee	Indefinite Since September 2020	Founder, Director and Chief Executive Officer, LFYO (non-profit organization) (2000 – Present); Founder, President and Certified Financial Planner, Funderburke Institute of Financial Empowerment (March 2014 – Present).	3	None
Jim Haring 1955	Trustee and Audit Committee Chairman	Indefinite Since September 2020	Independent Consultant, JWH Management (June 2017 – Present); Chief Operating Officer and Chief Financial Officer, Equity Inc. (March 2008 – May 2017).	3	None
Danielle Ross 1984	Trustee	Indefinite Since September 2020	Grace Church School, Board Member (July 2020 – Present); Packer Collegiate Institute, Instructor (September 2019 – Present); Senior Associate, Hall Capital Partners (September 2016 – January 2019).	3	None
Interested Trustees
Jason Job 1980	Board Chairman, Trustee and President	Indefinite Since September 2020	Chief Financial Officer and Portfolio Manager, VELA Investment Management, LLC (December 2019 – Present); Head of Private Asset Management, Diamond Hill Capital Management (2007-2019).	3	None
Lisa Wesolek 1963	Trustee and Vice President	Indefinite Since September 2020	President and Chief Operating Officer, VELA Investment Management, LLC (November 2019 – Present); Chief Operating Officer, Diamond Hill Capital Management (October 2011 – December 2018).	3	None

(1)	The address for each Trustee is VELA Funds, 220 Market Street, Suite 208, New Albany, Ohio 43054.

Trustees and Officers (Unaudited) (continued)

The following table provides information regarding the principal officers of the Trust, other than Jason Job and Lisa Wesolek, who are listed above.

Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Zachary Richmond(1) 1980	Treasurer (Principal Financial Officer)	Indefinite Since September 2020	Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC (February 2019 – Present); Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC (December 2015 – February 2019).
N. Lynn Bowley(2) 1958	Chief Compliance Officer	Indefinite Since September 2020	Chief Compliance Officer, Alternative Strategy Fund (2016 – Present); Chief Compliance Officer, Northern Lights Fund Trust (2007 – 2020); Chief Compliance Officer, Northern Lights Variable Trust (2017 – 2020); Chief Compliance Officer, The Reynolds Funds, Inc. (2007 – 2016).
Jared Lahman(2) 1986	Anti-Money Laundering Compliance Officer	Indefinite Since August 2021	Compliance Analyst II, Northern Lights Compliance Services, LLC (2019 – Present); Manager of Fund Accounting, Gemini Fund Services, LLC (2016 – 2018).
Jesse Hallee(3) 1976	Secretary	Indefinite Since September 2020	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2019 – Present); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – 2019).

(1)	The business address of this officer is 2 Easton Oval, Suite 300, Columbus, Ohio 43219.

(2)	The business address of this officer is 4221 North 203rd Street, Elkhorn, Nebraska 68022.

(3)	The business address of this officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Other Information

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (833) 399-1001 to request a copy of the SAI or to make shareholder inquiries.

Privacy Notice (Unaudited)
FACTS	WHAT DO THE VELA FUNDS (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number

●   Assets

●   Retirement Assets

●   Transaction History

●   Checking Account Information

●   Purchase History

●   Account Balances

●   Account Transactions

●   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes— Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-833-399-1001

Who we are
Who is providing this notice?	VELA Funds Ultimus Fund Solutions, LLC (Administrator) Ultimus Fund Distributors, LLC (Distributor)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

●   Open an account

●   Provide account information

●   Give us your contact information

●   Make deposits or withdrawals from your account

●   Make a wire transfer

●   Tell us where to send the money

●   Tell us who receives the money

●   Show your government-issued ID

●   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●   Affiliates from using your information to market to you

●   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

VELA Investment Management, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.

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PROXY VOTING

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available (1) without charge upon request by calling the Funds at (833) 399-1001 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Lawrence Funderburke
Jim Haring
Danielle Ross
Jason Job
Lisa Wesolek

OFFICERS
Jason Job, President
Lisa Wesolek, Vice President
Zachary Richmond, Treasurer
N. Lynn Bowley, Chief Compliance Officer
Jesse Hallee, Secretary

INVESTMENT ADVISER
VELA Investment Management, LLC
220 Market Street, Suite 208
New Albany, Ohio 43054

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

CUSTODIAN
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

VELA-AR-21

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Jim Haring, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the most recent fiscal year:

VELA Funds:	FY 2021	$29,000

(b) Audit-Related Fees billed to the registrant by its principal accountants for the most recent fiscal year:

VELA Funds:	FY 2021	$0

c) Tax Fees billed to the registrant by its principal accountants for the most recent fiscal year:

VELA Funds:	FY 2021	$9,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All Other Fees paid to the registrant’s independent accountant which were not disclosed in Items (a) through (c) above during the most recent fiscal year:

VELA Funds:	FY 2021	$0

(e)(1) Pre-Approval of Audit and Non-Audit Services. The Audit Committee will pre-approve any engagement of the outside auditors, including fees and compensation to be paid to the outside auditors, to provide any audit and any non-audit services to the Trust and any non-audit services to the Trust’s investment adviser and to any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust, as provided in Rule 2- 01(c)(7)(ii) of Regulation S-X. The Audit Committee Chair shall have the authority to grant pre-approval and may delegate this authority to one or more Audit Committee members who are independent Trustees as defined in Section10A(i) of the 1934 Act. All such delegated pre-approvals shall be reported to the Audit Committee no later than the next Audit Committee meeting.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable.

(g) Non-Audit Fees – Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended September 30, 2021 was $9,000. There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

The Schedule of Investments is included in the Annual Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) Code of Ethics is filed herewith.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VELA FUNDS

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	12/03/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	12/03/2021

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	12/03/2021